Share-Based Compensation Plans - Stock Option Activity (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Shares
Outstanding at beginning of period (in shares)	2,484	2,783	5,344
Granted (in shares)	147	204	221
Exercised (in shares)	(1,255)	(473)	(2,576)
Expired or cancelled (in shares)	(104)	(30)	(206)
Outstanding at end of period (in shares)	1,272	2,484	2,783
Vested or expected to vest (in shares)	1,267	2,476	2,769
Exercisable (in shares)	911	1,957	2,153
Wtd. Avg. Exercise Price Per Share
Outstanding at beginning of period (in dollars per share)	$ 59	$ 57	$ 50
Granted (in dollars per share)	77	77	53
Exercised (in dollars per share)	56	53	43
Expired or cancelled (in dollars per share)	56	43	51
Outstanding at end of period (in dollars per share)	64	59	57
Vested or expected to vest (in dollars per share)	64	59	57
Exercisable (in dollars per share)	$ 62	$ 59	$ 58
Wtd. Avg. Remaining Contractual Term and Aggregate Intrinsic Value
Outstanding (in years)	5 years 2 months 12 days	4 years 8 months 12 days	5 years 1 month 6 days
Vested or expected to vest (in years)	5 years 2 months 12 days	4 years 6 months	4 years 9 months 18 days
Exercisable (in years)	4 years	3 years 8 months 12 days	4 years 2 months 12 days
Exercised	$ 39	$ 13	$ 63
Outstanding	26	28	81
Exercisable	$ 20	$ 23	$ 60